Offerings	Dec. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	690,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 4,830,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 667.03
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	3,450,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 24,150,000.00
Amount of Registration Fee	$ 3,335.12
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.